Income Taxes	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Income Taxes
35.	Income Taxes

(a)	Income tax expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Current income taxes(*1)	￦	802,997	598,276	665,415
Deferred income tax due to temporary differences		3,631	(332,431)	54,613
Items recognized directly in equity		(17,261)	55,109	(107,893)

Income tax expense	￦	789,367	320,954	612,135

(*1)	Refund (additional payment) of income taxes as a result of a final corporation tax return, tax audits and others credited (charged) directly to current income taxes.

(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Net changes in fair value of equity investments at fair value through other comprehensive income(*1)	￦	(71,600)	41,999	(129,758)
Remeasurements of defined benefit plans(*1)		34,406	27,261	15,475
Others		19,933	(14,151)	6,390

	￦	(17,261)	55,109	(107,893)

(*1)	Those amounts were recognized in other comprehensive income.

(c)
The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (26.4%, 26.4% and 26.75% for 2023
, 2024
and 202
5
) to the actual amount of taxes recorded by the Company for the years ended December 31, 2023
, 2024
and 202
5
.

(in millions of Won)	2023		2024	2025
Profit before income taxes	￦	2,635,426	1,326,230	1,139,158
Income tax expense computed at statutory rate		685,381	303,124	348,803
Adjustments:
Tax credits		(82,233)	(22,122)	(35,757)
Additional income tax expense for prior years (Refund of taxes for prior years)		152,656	(77,482)	(41,631)
Investment in subsidiaries, associates and joint ventures		146,498	107,197	(1,691)
Tax effects due to permanent differences		(3,011)	(3,801)	9,010
Carryforward of unused tax losses(*1)		(126,110)	(19,545)	(3,418)
Effect of tax rate change		4,998	7,368	253,132
Others		11,188	26,215	83,687

		103,986	17,830	263,332

Income tax expense	￦	789,367	320,954	612,135

Effective tax rate (%)		29.95%	24.20%	53.74%

(*1)	During the year ended December 31, 2023, POSCO HOLDINGS INC. recognized tax benefits of ￦ 122,922 million from utilizing tax losses carryforwards of a joint venture upon disposal of the joint venture.

(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2024 and 2025 were as follows:

(in millions of Won)	2024				2025
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	156,608	30,864	187,472	187,472	88,053	275,525
PP&E and Intangible asset(*1)		239,702	47,225	286,927	286,927	(859,828)	(572,901)
Share of profit or loss of equity-accounted investees		290,919	(5,965)	284,954	284,954	27,420	312,374
Allowance for inventories valuation		63,187	(28,338)	34,849	34,849	(18,580)	16,269
Prepaid expenses		13,553	1,389	14,942	14,942	(869)	14,073
Gain or loss on foreign currency translation		143,239	74,341	217,580	217,580	(94,052)	123,528
Defined benefit liabilities		(3,534)	12,664	9,130	9,130	26,705	35,835
Provision for construction losses		11,669	668	12,337	12,337	15,340	27,677
Provision for construction warranty		45,723	(2,482)	43,241	43,241	2,428	45,669
Accrued income		(21,271)	6,712	(14,559)	(14,559)	(25,991)	(40,550)
Provision for accelerated depreciation(*1)		(2,660,730)	33,443	(2,627,287)	(1,091,668)	646,835	(444,833)
Spin-off(*1)		1,536,177	(558)	1,535,619	—	—	—
Impairment loss on AFS		94,317	(29,506)	64,811	64,811	7,576	72,387
Difference in acquisition costs of treasury shares		43,741	(9,513)	34,228	34,228	(13,736)	20,492
Others		159,102	(40,486)	118,616	118,616	165,854	284,470

		112,402	90,458	202,860	202,860	(32,845)	170,015

(in millions of Won)	2024				2025
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		(35,572)	47,453	11,881	11,881	(129,758)	(117,877)
Others		47,288	13,110	60,398	60,398	21,866	82,264

		11,716	60,563	72,279	72,279	(107,892)	(35,613)

Deferred tax from tax credit
Tax credit carry-forward and others		253,559	130,817	384,376	384,376	148,700	533,076
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		217,686	50,594	268,280	268,280	(62,576)	205,704

	￦	595,363	332,432	927,795	927,795	(54,613)	873,182

(*1)
During the year ended December 31, 2025, following the application of the consolidated tax return system, the Company determined that it has a legally enforceable right and intends to offset deferred tax assets and liabilities, and they relate to the same tax authority. Accordingly, the related amounts have been presented on a net basis.

(e)	Deferred tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024				2025
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	187,522	(50)	187,472	275,547	(22)	275,525
PP&E and Intangible asset		381,583	(94,656)	286,927	569,256	(1,142,157)	(572,901)
Share of profit or loss of equity-accounted investees		297,596	(12,642)	284,954	325,925	(13,551)	312,374
Allowance for inventories valuation		34,849	—	34,849	16,269	—	16,269
Prepaid expenses		16,366	(1,424)	14,942	14,313	(240)	14,073
Gain or loss on foreign currency translation		222,220	(4,640)	217,580	142,708	(19,180)	123,528
Defined benefit liabilities		612,680	(603,550)	9,130	614,728	(578,893)	35,835
Provision for construction losses		12,337	—	12,337	27,677	—	27,677
Provision for construction warranty		43,241	—	43,241	45,669	—	45,669
Accrued income		—	(14,559)	(14,559)	—	(40,550)	(40,550)
Provision for accelerated depreciation		—	(2,627,287)	(2,627,287)	—	(444,833)	(444,833)
Spin-off		1,538,619	(3,000)	1,535,619	—	—	—
Impairment loss on AFS		64,811	—	64,811	72,387	—	72,387
Difference in acquisition costs of treasury shares		34,228	—	34,228	20,492	—	20,492
Others		203,111	(84,495)	118,616	382,584	(98,114)	284,470

		3,649,163	(3,446,303)	202,860	2,507,555	(2,337,540)	170,015

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		59,666	(47,785)	11,881	48,881	(166,758)	(117,877)
Others		67,722	(7,324)	60,398	87,824	(5,560)	82,264

		127,388	(55,109)	72,279	136,705	(172,318)	(35,613)

(in millions of Won)	2024				2025
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred tax from tax credit
Tax credit carry-forward and others		384,376	—	384,376	533,076	—	533,076
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		544,482	(276,202)	268,280	527,879	(322,175)	205,704

	￦	4,705,409	(3,777,614)	927,795	3,705,215	(2,832,033)	873,182

(f)
As of December 31, 2025, deductible temporary differences of
￦
5,856,845 million and taxable temporary differences of
￦
11,718,879 million related to investments in subsidiaries and associates were not recognized as deferred tax assets or liabilities because it is not probable that they will reverse in the foreseeable future.

(g)	The Company recognized current tax payable or receivable at the amount expected to be paid or received that reflects uncertainty related to income taxes.

(h)	Application of the consolidated tax return system
From the year ended December 31, 2025, the controlling company applies the consolidated tax return system, under which the controlling company and its domestic subsidiaries are treated as a single tax unit for income tax purposes. As the consolidated parent entity, the controlling company is responsible for filing the tax return and paying the income tax on behalf of the consolidated group and subsequently collects the respective tax amounts from each domestic subsidiary.

Current income tax liabilities recognized for the year ended December 31, 2025 in relation to the consolidated tax return system are as follows:

(in millions of Won)	2025
Current income tax liabilities(*1)	￦	72,405

(*1)	Calculated and recognized based on the application of the consolidated tax return system for the year ended December 31, 2025.

(i)	Global minimum top-up tax
In 2023, Pillar Two legislation has been enacted in the Republic of Korea, where the controlling company is domiciled, which is effective for the fiscal years starting on or after January 1, 2024. Accordingly, the Company calculated the Pillar Two income tax expense for the year ended December 31, 2025 as it is subject to global minimum top-up
tax under the application of the OECD’s Pillar Two Model Rules via domestic legislation. The Company reviewed subsidiaries qualifying as taxpayer, including the controlling company and, as a result, did not recognize any income tax expense for the year ended December 31, 2025 as the impact of the global minimum top-up
tax on the consolidated financial statements as of December 31, 2025 would not be significant. Furthermore, the Company applies temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two Model Rules as prescribed in IAS No. 12
Income Taxes
. Accordingly, it did not recognize deferred tax assets and liabilities related to the global minimum top-up
tax and does not disclose information related to deferred income tax.